Consolidated Statements Of Changes In Stockholders' Equity (USD $) In Thousands, except Share data	Class C Common Stock [Member] Common Stock [Member]	Class C Common Stock [Member]	Class A Common Stock [Member] Common Stock [Member]	Class A Common Stock [Member]	Common Stock [Member]	Additional Paid In Capital [Member]	Accumulated (Deficit) [Member]	Total
Balance at Dec. 31, 2008					$ 537	$ 347,810	$ (53,308)	$ 295,039
Balance, shares at Dec. 31, 2008					53,749,317
Conversion of stock	(124)	(124)	124	124
Conversion of stock, shares	(12,375,000)		12,375,000
Restricted Stock Units (note 17)						2,513		2,513
Class A shares issued (note 15, 17)					4	(4)
Class A shares issued, shares (note 15, 17)					336,833
Net income (loss) for the year							42,374	42,374
Dividends declared (note 15)							(12,371)	(12,371)
Balance at Dec. 31, 2009					541	350,319	(23,305)	327,555
Balance, shares at Dec. 31, 2009					54,086,150
Restricted Stock Units (note 17)						980		980
Class A shares issued (note 15, 17)					4	(4)
Class A shares issued, shares (note 15, 17)					450,273
Net income (loss) for the year							(3,971)	(3,971)
Balance at Dec. 31, 2010					545	351,295	(27,276)	324,564
Balance, shares at Dec. 31, 2010				47,130,467	54,536,423
Restricted Stock Units (note 17)						565		565
Class A shares issued (note 15, 17)					4	(4)
Class A shares issued, shares (note 15, 17)					333,511
Net income (loss) for the year							9,071	9,071
Balance at Dec. 31, 2011					$ 549	$ 351,856	$ (18,205)	$ 334,200
Balance, shares at Dec. 31, 2011				47,463,978	54,869,934